EXPLANATORY NOTE

Attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a Prospectus dated May 1, 2012, as revised February 8, 2013 filed with the Securities and Exchange Commission on February 8, 2013 (Accession No. 0001193125-13-045060), for the Class IB and K shares of EQ/Emerging Markets Equity PLUS Portfolio, EQ/Natural Resources PLUS Portfolio, EQ/Real Estate PLUS Portfolio, EQ/High Yield Bond Portfolio and EQ/PIMCO Global Real Return Portfolio, each a series of EQ Advisors Trust.